Other current liabilities	3 Months Ended
Mar. 31, 2024
Other current liabilities [Abstract]
Other current liabilities
9.	Other current liabilities
Other current liabilities primarily represent accruals for operating expenses and employee tax payable and are expected to be settled within one year.